Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019 [1]	Jan. 01, 2019 [1]
Assets
Property, plant and equipment	$ 126,479	$ 106,512	$ 90,460
Exploration and evaluation asset	6,768	7,139	6,967
Deferred tax asset	87	63	98
Total non-current assets	133,334	113,714	97,525
Inventories	16,798	11,092	9,427
Prepayments	1,974	2,350	866
Trade and other receivables	4,962	6,912	6,392
Income tax receivable	76
Derivative financial assets	1,184	102
Cash and cash equivalents	19,092	9,383	11,187
Assets held for sale	500		296
Total current assets	44,586	29,839	28,168
Total assets	177,920	143,553	125,693
Equity and liabilities
Share capital	74,696	56,065	55,102
Reserves	138,310	140,730	142,790
Retained loss	(71,487)	(88,380)	(127,429)
Equity attributable to shareholders	141,519	108,415	70,463
Non-controlling interests	16,524	16,302	8,345
Total equity	158,043	124,717	78,808
Liabilities
Provisions	3,567	3,346	3,309
Deferred tax liabilities	4,234	3,129	23,328
Loans and borrowings - long term portion		1,942	5,960
Cash-settled share-based payment - long term portion	1,934	540	2,090
Lease liabilities - long term portion	178
Total non-current liabilities	9,913	8,957	34,687
Loans and borrowings - short term portion	408	529
Cash-settled share-based payment - short term portion	336
Lease liabilities - short term portion	61	349
Income taxes payable	495	163	1,538
Trade and other payables	8,664	8,348	10,051
Overdraft		490
Liabilities associated with assets held for sale			609
Total current liabilities	9,964	9,879	12,198
Total liabilities	19,877	18,836	46,885
Total equity and liabilities	$ 177,920	$ 143,553	$ 125,693

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.